General and administrative expenses	12 Months Ended
Dec. 31, 2021
General and administrative expenses
General and administrative expenses

10.   General and administrative expenses

The following table summarizes general and administrative expenses for the years ended December 31, 2021, 2020 and 2019:

		2020,	2020, as previously	2019,	2019, as previously
	2021	restated*	reported	restated*	reported
Employee benefits expenses	(10,497)	(2,033)	(1,045)	(1,912)	(1,002)
Professional fees	(7,457)	(1,473)	(1,473)	(278)	(278)
Other operating expenses	(5,077)	(183)	(183)	(421)	(421)
	(23,031)	(3,689)	(2,701)	(2,611)	(1,701)

* For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).